Equity - Shares (Details) - € / shares	Dec. 31, 2024	Dec. 31, 2023
Equity [Abstract]
Common shares, shares authorized (in shares)	410,000,000	410,000,000
Preference shares, shares authorized (in shares)	450,000,000	450,000,000
Financing preference shares, shares authorized (in shares)	40,000,000	40,000,000
Common shares, par value (in EUR per share)	€ 0.01	€ 0.01
Preference shares - shares issued (in shares)	0	0
Financing preference shares - shares issued (in shares)	0	0